Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Due From Related Parties Allowance For Credit Losses [Line Items]
Begining balance		¥ 858,618	¥ 856,016
Additions		0	7,818
Charge-offs	[1]	(2,736)	3,471
Reversal		(6,743)
Foreign currency exchange differences		(2,873)	(8,687)
Ending balance		¥ 846,266	¥ 858,618

[1]	The amount due from Jimu Group resulting from the share-based compensation awards to employees of Jimu Group was written off as of December 31, 2020 as the Group waived this balance. As of December 31, 2021, the balance was reversed as several employees resignation led to the forfeit of share-based compensation.